Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 2,407,203		₨ 1,414,738
Inventories	₨ 2,407,203	$ 31,754	₨ 1,414,738